SHORT-TERM INVESTMENTS	9 Months Ended
Sep. 30, 2024
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	September 30,	December 31,
	2024	2023
Term deposits	$4,409,046	$7,084,482
Redeemable short - term investment certificates (“RSTICs”)	755,955	1,533,904
	$5,165,001	$8,618,386

As at September 30, 2024, the term deposits mature between November 12, 2024 and June 9, 2025 and the RSTICs mature on July 22, 2025.